
                       SECURITIES AND EXCHANGE COMMISSION
                                   FORM 13F-E


Report for the Calendar Year or Quarter Ended:    12/31/1997


Institutional Investment Manager:

CHARLES E. SWEENEY
1900 SUMMIT TOWER BLVD
SUITE 450
ORLANDO                                           FL            32810




Name, Title and Telephone Number of Person Submitting Report:

    CHARLES E. SWEENEY             CONTROLLER                   (406) 660-6122


Signature, Place and Date of Signing:

/s/ CHARLES E. SWEENEY             ORLANDO                      FL    02/20/1998

































                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-      SOLE   SHARED    NONE

VCO RESTAURANTS INC          COM     238330104 Total   998  51200.00  SH  SOLE NONE SOLE
VE + BUSTERS INC             COM     23833N104 Total  1887  83850.00  SH  SOLE NONE SOLE
YTON HUDSON CORP             COM     239753106 Total  2140  31700.00  SH  SOLE NONE SOLE
ERE + CO                     COM     244199105 Total  4735  81200.00  SH  SOLE NONE SOLE
LL COMPUTER CORP             COM     247025109 Total  2377  28300.00  SH  SOLE NONE SOLE
AMOND OFFSHORE DRILLING INC  COM     25271C102 Total  3128  65000.00  SH  SOLE NONE SOLE
SNEY WALT CO                 COM     254687106 Total  2041  20600.00  SH  SOLE NONE SOLE
LLAR THRIFTY AUTOMOTIVE GRP  COM     256743105 Total  1128  55000.00  SH  SOLE NONE SOLE
M CORP                       COM     23333L103 Total   402 292500.00  SH  SOLE NONE SOLE
 PONT E I DE NEMOURS + CO    COM     263534109 Total   420   7000.00  SH  SOLE NONE SOLE
REPORT SUMMARY                 10 DATA RECORDS                   0            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED